Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis:

	Successor
	June 30, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$61,747	$—	$61,747
Noncurrent:
Commodity derivatives	—	26,141	—	26,141

Liabilities
Current:
Commodity derivatives	—	(18,138)	—	(18,138)
Noncurrent:
Earnout shares	—	—	(17,772)	(17,772)
Commodity derivatives	—	(17,141)	—	(17,141)
Series A embedded derivative (a)	—	—	—	—
Total, net	$—	$52,609	$(17,772)	$34,837

(a)	The Company identified embedded features within the Series A Redeemable Preferred Stock requiring bifurcation under ASC 815-15. The fair value of the compound embedded derivative was determined to be $0 as of June 30, 2026, and accordingly was not recorded. The embedded derivative will be remeasured each reporting period.

	Predecessor
	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$9,661	$—	$9,661
Noncurrent:
Commodity derivatives	—	6,810	—	6,810

Liabilities
Current:
Commodity derivatives	—	(17,126)	—	(17,126)
Noncurrent:
Commodity derivatives	—	(13,544)	—	(13,544)
Total, net	$—	$(14,199)	$—	$(14,199)

All commodity derivatives recorded on the condensed consolidated balance sheets are classified within Level 2 as they are generally based on quoted prices for similar assets as determined by independent brokers. See Note 4 — Derivative Financial Instruments for further information pertaining to derivatives.

The fair value of the Earnout Shares is estimated using a Monte Carlo simulation using Level 3 fair value inputs. The Monte Carlo simulation considers daily simulated stock prices as a proxy for the Company’s daily volume-weighted average share price. The estimated equity volatility assumption is based on a blended average of asset and equity volatility measurements, respectively, of publicly traded companies within the Company’s peer group. The following assumptions were used at each valuation date:

	Successor	Successor
	June 30, 2026	March 4, 2026
Stock price	$12.16	$11.05
Risk-free interest rate	4.10%	3.60%
Expected term (in years)	4.7	5.0
Expected volatility	55.00%	55.00%
Dividend yield	13.50%	13.50%

The following table provides a reconciliation for the change in fair value of the Earnout Shares categorized within Level 3 of the fair value hierarchy:

(in thousands)	Earnout Liabilities
Fair value as of March 4, 2026	$14,896
Change in fair value	2,876
Fair value as of June 30, 2026	$17,772

The change in fair value of the Earnout Shares resulted in other expenses of $3.0 million and $2.9 million, respectively, recognized in the condensed consolidated statements of operations for the three months ended June 30, 2026 (Successor) and the period from March 4, 2026 through June 30, 2026 (Successor).

The initial recognition of an asset retirement obligation is determined using Level 3 fair value inputs as the Company uses an expected present value technique to measure fair value upon initial recognition of the obligation. The carrying value of the Company’s cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to the short maturity of those instruments.